Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments
16.	Commitments

Under the terms of operating leases for office premises in Littleton, Colorado and in Casper, Wyoming the Company is committed to minimum annual lease payments as follows:

Year ended December 31,	C$ at-

2013	202,562
2014	191,168
2015	199,552
2016	199,552
2017	99,776
2014 and thereafter	-
892,610

Rent expense under these agreements was $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In 2012, the Company entered into two construction contracts with Groathouse Construction, Inc. for the construction of a road through the Lost Creek property and the plant building at the Lost Creek project. The contracts are for US$ 1.3 million and US$11.9 million respectively of which US$1.3 million and $1.0 million, respectively million had been completed as of December 31, 2012. A total of $2.0 million had been billed on both contracts through December 31, 2012 of which $1.5 million was paid in 2012. The road construction is complete while the plant construction is scheduled to be completed by summer 2013.

As discussed in note 8, the Company executed a Share Purchase Agreement (“SPA”) to acquire Pathfinder Mines Corporation (“Pathfinder”). The transaction calls for the purchase of all issued and outstanding shares of Pathfinder from its sole shareholder, COGEMA Resources, Inc., an AREVA Mining affiliate, for US$13,250,000. The initial payment of US$1,325,000 was made upon execution of the SPA and will be held in escrow pending the approval by the Nuclear Regulatory Commission (“NRC”) for the change of control of an NRC License for the Shirley Basin mine site owned by Pathfinder and receipt of other required governmental approvals. The balance of $11,925,000 will be due at closing.

The Company has agreed to a Contingency and Development Agreement with Sweetwater County for the improvement of a country road servicing the Lost Creek facility. The Company’s portion of the cost will be $166,667 and will be due in 2013 when the work is completed.